BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

BlackRock Summit Cash Reserves Fund

BLACKROCK FUNDSSM

BlackRock Liquid Environmentally Aware Fund

BlackRock Wealth Liquid Environmentally Aware Fund

Circle Reserve Fund

BLACKROCK FUNDS III

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Treasury

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 24, 2024 to each Fund’s Prospectus and Statement of Additional Information (“SAI”), as supplemented to date

Effective as of May 23, 2024, the supplement dated May 23, 2024 to each Fund’s Prospectus and SAI is hereby rescinded.

Shareholders should retain this Supplement for future reference.

PRSAI-MMF-0524SUP